Unsecured Debt - Narrative (Details) € in Millions, £ in Millions	12 Months Ended
	Nov. 30, 2017 USD ($)	Nov. 30, 2017 EUR (€)	Nov. 30, 2017 GBP (£)	Nov. 30, 2017 USD ($)	Dec. 01, 2016 USD ($)	Nov. 30, 2016 USD ($)
Debt Outstanding [Line Items]
Repayments of commercial paper	$ 364,000,000
Unamortized debt issuance costs				$ (51,000,000)		$ (55,000,000)
Line of credit, maturity period	12 years
Revolving Credit Facility
Debt Outstanding [Line Items]
Line of credit facility, maximum borrowing capacity				3,000,000,000.0
Long-term debt				300,000,000
Line of credit facility available amount				2,500,000,000
Debt instrument, basis spread on variable rate	0.30%
Revolving Credit Facility | Main Credit Facility
Debt Outstanding [Line Items]
Long-term debt				2,700,000,000
Revolving Credit Facility | Main Credit Facility | U.S. Dollar Denominated Debt
Debt Outstanding [Line Items]
Long-term debt				$ 1,900,000,000
Revolving Credit Facility | Main Credit Facility | Euro Denominated
Debt Outstanding [Line Items]
Long-term debt | €		€ 500
Revolving Credit Facility | Main Credit Facility | Sterling Denominated Debt
Debt Outstanding [Line Items]
Long-term debt | £			£ 169
Other Assets | Accounting Standards Update 2015-03
Debt Outstanding [Line Items]
Unamortized debt issuance costs					$ 55,000,000
Long-term Debt | Accounting Standards Update 2015-03
Debt Outstanding [Line Items]
Unamortized debt issuance costs					$ (55,000,000)
Commercial Paper
Debt Outstanding [Line Items]
Short-term borrowings	$ 111,000,000